Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas vedderprice.com
November 10, 2022
Jacob C. Tiedt Shareholder +1 312 609 7697 jtiedt@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen Municipal Credit Income Fund (the “Registrant”)
File No. 811-10345

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the issuance of common shares of the Registrant in connection with the merger of Nuveen Georgia Quality Municipal Income Fund and Nuveen Ohio Quality Municipal Income Fund with and into a wholly-owned subsidiary of the Registrant (the “Merger”). The Merger is structured in a similar manner to certain prior mergers of Nuveen closed-end funds.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (312) 609-7697 or Deborah Bielicke Eades at (312) 609-7661.

Sincerely, /s/Jacob C. Tiedt Jacob C. Tiedt Shareholder

cc:	Deborah Bielicke Eades, Shareholder, Vedder Price P.C.

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.